Financial Liabilities and Lease Debts - Schedule of reconciliation of movements of liabilities to cash flows arising from financing liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash transactions	$ 0	$ 2,010	$ (1,402)
FRANCE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash transactions	$ 6,100